Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Options, beginning balance	579,521	590,047	465,247
Options, granted	198,174	133,925	148,426
Options, exercised	(66,298)	(132,702)	(12,357)
Options, forfeited	(50,335)	(11,749)	(11,269)
Options, ending balance	661,062	579,521	590,047
Options, exercisable	364,715
Weighted average exercise price, granted	$ 40.82	$ 41.84	$ 32.54
Weighted average exercise price, exercised	33.09	34.01	22.38
Weighted average exercise price, forfeited	41.67	35.79	33.93
Weighted average grant date fair value, granted	15.13	16.62	14.82
Weighted average grant date fair value, exercised	13.21	12.85	8.63
Weighted average grant date fair value, forfeited	$ 15.75	$ 15.39	$ 14.56